Risk/Return Detail Data - FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO	Apr. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity California Municipal Trust II
FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO | Fidelity California Municipal Money Market Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® California Municipal Money Market Fund /Premium
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® California Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and California state personal income tax, as is consistent with the preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing in municipal money market securities. Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and California personal income taxes. Municipal money market securities are high-quality, short-term debt securities that pay a fixed, variable, or floating interest rate, and include variable rate demand notes, commercial paper, and municipal notes. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Potentially investing up to 20% of assets in municipal securities whose interest is subject to California personal income tax. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Bar Chart, Year to Date Return	0.51%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2024
Highest Quarterly Return	0.79%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return	none
Performance Table Heading	Average Annual Returns
FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO | Fidelity California Municipal Money Market Fund | Fidelity California Municipal Money Market Fund - Premium Class
Risk/Return:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.30%
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381
2015	0.01%
2016	0.22%
2017	0.57%
2018	1.14%
2019	1.14%
2020	0.34%
2021	0.01%
2022	0.91%
2023	2.71%
2024	2.91%
FidelityCaliforniaMunicipalMoneyMarketFunds-PremiumPRO | Fidelity California Municipal Money Market Fund | Return Before Taxes | Fidelity California Municipal Money Market Fund - Premium Class
Risk/Return:
Label	Premium Class
Past 1 year	2.91%
Past 5 years	1.37%
Past 10 years	0.99%